Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Long Term Debt [Abstract]
Schedule Of Information Pertaining To Term Borrowings
The following table presents information pertaining to Term Borrowings reported on FHN's Consolidated Statements of Condition on December 31:

(Dollars in thousands)	2014	2013
First Tennessee Bank National Association:
Subordinated notes (a) (b)
Maturity date - January 15, 2015 -- 5.05%	$304,525	$317,714
Maturity date - April 1, 2016 -- 5.65%	264,667	276,273
Senior capital notes (b)
Maturity date - December 1, 2019 -- 2.95%	398,011	-
Other collateralized borrowings -- Maturity date - December 22, 2037
0.54% on December 31, 2014 and 2013 (c)	62,562	60,223
Federal Home Loan Bank borrowings (d)	-	2,390
First Horizon National Corporation:
Senior capital notes (b)
Maturity date - December 15, 2015 -- 5.375%	508,358	516,584
Subordinated notes (b)
Maturity date - April 15, 2034 -- 6.30%	212,474	192,014
FT Real Estate Securities Company, Inc.:
Cumulative preferred stock (a)
Maturity date - March 31, 2031 -- 9.50%	45,896	45,828
First Horizon ABS Trusts:
Other collateralized borrowings (e)
Maturity date - October 26, 2026
0.30% on December 31, 2013 (f)	-	98,631
Maturity date - September 25, 2029
0.30% on December 31, 2013 (f)	-	122,562
Maturity date - September 1, 2032
6.45% on December 31, 2013 (f)	-	8,783
Maturity date - October 25, 2034
0.33% on December 31, 2014 and 2013	65,612	80,857
First Tennessee New Markets Corporation Investments:
Maturity date - October 25, 2018 -- 4.97%	7,301	7,301
Maturity date - February 1, 2033 -- 4.97%	8,000	8,000
Maturity date - August 08, 2036 -- 2.38%	2,699	2,699
Total	$1,880,105	$1,739,859

  A portion qualifies for total capital under the risk-based capital guidelines.
  Changes in the fair value of debt attributable to interest rate risk is hedged. Refer to Note 23 – Derivatives.
  Secured by trust preferred loans.
  The Federal Home Loan Bank borrowings were issued with fixed interest rates and had remaining terms of 1 to 16 years at December, 31 2013. These borrowings had weighted average interest rate of 2.41 percent on December 31, 2013.
  On December 31, 2014 and 2013, borrowings secured by $76.8 million and $344.9 million, respectively, of residential real estate loans.
  In 2014, FHN resolved three previously consolidated on-balance sheet consumer loan securitizations and the collateralized borrowings were extinguished.

Schedule Of Annual Principal Repayment Requirements
Annual principal repayment requirements as of December 31, 2014 are as follows:

(Dollars in thousands)
2015	$804,000
2016	250,000
2017	-
2018	7,301
2019	400,000
2020 and after	392,058